CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2020	Aug. 14, 2020
Mezzanine equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares authorized	2,960,000	2,960,000	2,960,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	170,000,000	170,000,000	170,000,000
Common stock, shares issued	74,214,603	74,214,603	74,214,603
Common stock, shares outstanding	74,214,603	74,214,603	74,214,603
Mezzanine Equity - Series C Preferred Stock
Mezzanine equity
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Shares, shares authorized	40,000	40,000	40,000
Preferred stock, shares issued	40,000	40,000	40,000
Preferred stock, shares outstanding	40,000	40,000	40,000
Preferred stock, liquidation value (in dollars per share)	$ 1,102	$ 1,062	$ 1,062	$ 1,062	$ 1,062
Preferred stock, shares authorized		3,000,000	3,000,000